Income Taxes - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income tax benefit	$ 23,892	$ 24,163	$ 15,159
Increase in deferred tax assets	100
Deferred tax asset	1,865	1,754
Operating loss carryforward, foreign	278,600
Valuation allowances	$ (85,465)	$ (56,536)